CASH FLOW STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Schedule of Change in Operating Assets

	2022 £m	2021[1] £m	2020[1] £m
Change in amounts due from fellow Lloyds Banking Group undertakings	(77)	(1)	1,116
Change in other financial assets held at amortised cost	(167)	3,406	(8,714)
Change in financial assets at fair value through profit or loss	427	(124)	610
Change in derivative financial instruments	(2,877)	1,548	479
Change in other operating assets	(206)	345	627
Change in operating assets	(2,900)	5,174	(5,882)
1Restated, see page F-14.

Schedule of Change in Operating Liabilities

	2022 £m	2021 £m	2020 £m
Change in deposits from banks and repurchase agreements	4,213	8,451	1,404
Change in customer deposits and repurchase agreements	12,365	14,825	37,728
Change in amounts due to fellow Lloyds Banking Group undertakings	(603)	(806)	(1,316)
Change in financial liabilities at fair value through profit or loss	(859)	(380)	(946)
Change in derivative financial instruments	1,248	(3,585)	(1,603)
Change in debt securities in issue	332	(10,569)	(17,138)
Change in other operating liabilities[1]	198	174	(288)
Change in operating liabilities	16,894	8,110	17,841
1Includes a decrease of £150 million (2021: decrease of £182 million; 2020: decrease of £163 million) in respect of lease liabilities.

Schedule of Non-Cash and Other Items

	2022 £m	2021 £m	2020 £m
Depreciation and amortisation	2,348	2,777	2,670
Revaluation of investment properties	–	–	20
Allowance for loan losses	1,335	(1,085)	3,802
Write-off of allowance for loan losses, net of recoveries	(759)	(935)	(1,279)
Impairment charge (credit) relating to undrawn balances	111	(231)	253
Impairment of financial assets at fair value through other comprehensive income	6	(2)	5
Regulatory and legal provisions	225	1,177	414
Other provision movements	(134)	(82)	80
Net charge in respect of defined benefit schemes	125	236	247
Foreign exchange impact on balance sheet[1]	30	159	823
Interest expense on subordinated liabilities	377	570	846
Other non-cash items	(673)	(1,173)	(1,216)
Total non-cash items	2,991	1,411	6,665
Contributions to defined benefit schemes	(2,533)	(1,347)	(1,153)
Payments in respect of regulatory and legal provisions	(587)	(680)	(2,165)
Other	–	(45)	137
Total other items	(3,120)	(2,072)	(3,181)
Non-cash and other items	(129)	(661)	3,484
1    When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet

	2022 £m	2021[1] £m	2020[1] £m

Cash and balances at central banks	72,005	54,279	49,888
Less mandatory reserve deposits[2]	(1,935)	(2,007)	(1,736)
	70,070	52,272	48,152
Loans and advances to banks and reverse repurchase agreements	11,913	7,474	5,950
Less amounts with a maturity of three months or more	(6,782)	(3,786)	(2,480)
	5,131	3,688	3,470
Total cash and cash equivalents	75,201	55,960	51,622
1Restated, see page F-14.
2    Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.